Share-based Payments - Summary of Changes in the Number of Stock Options and the Weighted-Average Exercise Price (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	328,142	258,509
Grant	226,327	307,182
Expired	(205,212)	(105,859)
Exercised	(115,299)	(131,690)
Ending	233,958	328,142
16th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	20,960	258,509
Expired	(6,158)	(105,859)
Exercised	(7,171)	(131,690)
Ending	7,631	20,960
17th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	307,182
Grant		307,182
Expired	(199,054)
Exercised	(108,128)
Ending		307,182
18th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant	226,327
Ending	226,327